Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)		Total	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	ColdQuanta Inc dba Infleqtion [Member]	ColdQuanta Inc dba Infleqtion [Member] Ordinary Shares [Member]	ColdQuanta Inc dba Infleqtion [Member] Additional Paid-in Capital [Member]	ColdQuanta Inc dba Infleqtion [Member] Accumulated Deficit [Member]	ColdQuanta Inc dba Infleqtion [Member] Accumulated Other Comprehensive Income Loss [Member]	Class A [Member] Ordinary Shares [Member]	Class B [Member] Ordinary Shares [Member]	Class B Ordinary Shares [Member] Ordinary Shares [Member]	Series Seed Convertible Redeemable Preferred Stock [Member] ColdQuanta Inc dba Infleqtion [Member]	Series Seed II Convertible Redeemable Preferred Stock [Member] ColdQuanta Inc dba Infleqtion [Member]	Series A Convertible Redeemable Preferred Stock [Member] ColdQuanta Inc dba Infleqtion [Member]	Series B Convertible Redeemable Preferred Stock [Member] ColdQuanta Inc dba Infleqtion [Member]	Series B1 Convertible Redeemable Preferred Stock [Member] ColdQuanta Inc dba Infleqtion [Member]	Series C Convertible Redeemable Preferred Stock [Member] ColdQuanta Inc dba Infleqtion [Member]	Series C1 Convertible Redeemable Preferred Stock [Member] ColdQuanta Inc dba Infleqtion [Member]
Beginning balance at Dec. 31, 2022					$ (85,827,000)	$ 3,000	$ 6,715,000	$ (92,761,000)	$ 216,000				$ 6,526,000	$ 10,411,000	$ 36,658,000	$ 107,395,000	$ 32,990,000
Beginning balance (shares) at Dec. 31, 2022						34,150,400							24,871,033	27,499,984	101,515,976	107,814,417	32,419,574
Net income (loss)					(52,766,000)			(52,766,000)
Stock-based compensation expense					$ 3,543,000		3,543,000
Stock options exercised , Shares					1,681,366	1,681,366
Stock options exercised ,Value					$ 211,000	$ 1,000	210,000
Other comprehensive loss					(330,000)				(330,000)
Ending balance at Dec. 31, 2023					(135,169,000)	$ 4,000	10,468,000	(145,527,000)	(114,000)				$ 6,526,000	$ 10,411,000	$ 36,658,000	$ 107,395,000	$ 32,990,000
Ending balance (shares) at Dec. 31, 2023						35,831,766							24,871,033	27,499,984	101,515,976	107,814,417	32,419,574
Convertible redeemable preferred stock issue, net, Shares																6,141,902
Convertible redeemable preferred stock issue, net																$ 4,750,000
SAFE notes conversion , Values					0
Common stock issued in acquisition , Shares						4,457,537
Common stock issued in acquisition , Value					436,000		436,000
Issuance of contingent consideration shares					50,000		50,000
Net income (loss)					(45,498,000)			(45,498,000)
Stock-based compensation expense					2,766,000		2,766,000
Stock options exercised , Shares						4,090,837
Stock options exercised ,Value					831,000	$ 0	831,000
Other comprehensive loss					345,000				345,000
Ending balance at Sep. 30, 2024		$ (26,910)	$ 23,964	$ (51,910)	(176,239,000)	$ 4,000	14,551,000	(191,025,000)	231,000	$ 0	$ 1,036		$ 6,526,000	$ 10,411,000	$ 36,658,000	$ 112,145,000	$ 32,990,000	$ 0	$ 0
Ending balance (shares) at Sep. 30, 2024						44,380,140				0	10,350,000		24,871,033	27,499,984	101,515,976	113,956,319	32,419,574	0	0
Beginning balance at Dec. 31, 2023					(135,169,000)	$ 4,000	10,468,000	(145,527,000)	(114,000)				$ 6,526,000	$ 10,411,000	$ 36,658,000	$ 107,395,000	$ 32,990,000
Beginning balance (shares) at Dec. 31, 2023						35,831,766							24,871,033	27,499,984	101,515,976	107,814,417	32,419,574
Convertible redeemable preferred stock issue, net, Shares																4,750		22,503
Convertible redeemable preferred stock issue, net																$ 6,141,902		$ 20,508,938
SAFE notes conversion, Shares																			22,869,771
SAFE notes conversion , Values																			$ 26,351,000
Common stock issued in acquisition , Shares						4,457,536
Common stock issued in acquisition , Value					436,000		436,000
Issuance of contingent consideration shares					50,000		50,000
Net income (loss)					(53,764,000)			(53,764,000)
Stock-based compensation expense					$ 3,741,000		3,741,000
Stock options exercised , Shares					5,223,413	5,223,413
Stock options exercised ,Value					$ 1,057,000	$ 1,000	1,056,000
Other comprehensive loss					474,000				474,000
Ending balance at Dec. 31, 2024		(26,910)	23,964	(51,910)	(183,175,000)	$ 5,000	15,751,000	(199,291,000)	360,000	$ 0	$ 1,036	$ 863	$ 6,526,000	$ 10,411,000	$ 36,658,000	$ 112,145,000	$ 32,990,000	$ 22,503,000	$ 26,351,000
Ending balance (shares) at Dec. 31, 2024						45,512,715				0	10,350,000	8,625,000	24,871,033	27,499,984	101,515,976	113,956,319	32,419,574	20,508,938	22,869,771
Ending balance at Dec. 31, 2024			24,137,000
Beginning balance at Jan. 03, 2024		0	0	0						$ 0	$ 0	$ 0
Beginning balance (shares) at Jan. 03, 2024										0	0	0
Issuance of Class B ordinary shares to Sponsor	[1],[2]	25,000	23,964	0							$ 1,036
Issuance of Class B ordinary shares to Sponsor (shares)	[1],[2]										10,350,000
Net income (loss)		(44,611)		(44,611)
Ending balance at Mar. 31, 2024		(19,611)	23,964	(44,611)						$ 0	$ 1,036
Ending balance (shares) at Mar. 31, 2024										0	10,350,000
Beginning balance at Jan. 03, 2024		0	0	0						$ 0	$ 0	$ 0
Beginning balance (shares) at Jan. 03, 2024										0	0	0
Net income (loss)		(51,910)
Ending balance at Sep. 30, 2024		(26,910)	23,964	(51,910)	(176,239,000)	$ 4,000	14,551,000	(191,025,000)	231,000	$ 0	$ 1,036		$ 6,526,000	$ 10,411,000	$ 36,658,000	$ 112,145,000	$ 32,990,000	$ 0	$ 0
Ending balance (shares) at Sep. 30, 2024						44,380,140				0	10,350,000		24,871,033	27,499,984	101,515,976	113,956,319	32,419,574	0	0
Beginning balance at Jan. 03, 2024		0	0	0						$ 0	$ 0	$ 0
Beginning balance (shares) at Jan. 03, 2024										0	0	0
Issuance of Class B ordinary shares to Sponsor	[3],[4]	25,000	24,137	0								$ 863
Issuance of Class B ordinary shares to Sponsor (shares)	[3],[4]											8,625,000
Net income (loss)		(51,910)		(51,910)
Ending balance at Dec. 31, 2024		(26,910)	23,964	(51,910)	(183,175,000)	$ 5,000	15,751,000	(199,291,000)	360,000	$ 0	$ 1,036	$ 863	$ 6,526,000	$ 10,411,000	$ 36,658,000	$ 112,145,000	$ 32,990,000	$ 22,503,000	$ 26,351,000
Ending balance (shares) at Dec. 31, 2024						45,512,715				0	10,350,000	8,625,000	24,871,033	27,499,984	101,515,976	113,956,319	32,419,574	20,508,938	22,869,771
Ending balance at Dec. 31, 2024			24,137,000
Beginning balance at Mar. 31, 2024		(19,611)	23,964	(44,611)						$ 0	$ 1,036
Beginning balance (shares) at Mar. 31, 2024										0	10,350,000
Net income (loss)		(7,230)		(7,230)
Ending balance at Jun. 30, 2024		(26,841)	23,964	(51,841)						$ 0	$ 1,036
Ending balance (shares) at Jun. 30, 2024										0	10,350,000
Net income (loss)		(69)		(69)
Ending balance at Sep. 30, 2024		(26,910)	23,964	(51,910)	(176,239,000)	$ 4,000	14,551,000	(191,025,000)	231,000	$ 0	$ 1,036		$ 6,526,000	$ 10,411,000	$ 36,658,000	$ 112,145,000	$ 32,990,000	$ 0	$ 0
Ending balance (shares) at Sep. 30, 2024						44,380,140				0	10,350,000		24,871,033	27,499,984	101,515,976	113,956,319	32,419,574	0	0
Beginning balance at Dec. 31, 2024		(26,910)	23,964	(51,910)	(183,175,000)	$ 5,000	15,751,000	(199,291,000)	360,000	$ 0	$ 1,036	$ 863	$ 6,526,000	$ 10,411,000	$ 36,658,000	$ 112,145,000	$ 32,990,000	$ 22,503,000	$ 26,351,000
Beginning balance (shares) at Dec. 31, 2024						45,512,715				0	10,350,000	8,625,000	24,871,033	27,499,984	101,515,976	113,956,319	32,419,574	20,508,938	22,869,771
Net income (loss)		(18,200)		(18,200)
Ending balance at Mar. 31, 2025		(45,110)	23,964	(70,110)						$ 0	$ 1,036
Ending balance (shares) at Mar. 31, 2025										0	10,350,000
Beginning balance at Dec. 31, 2024		$ (26,910)	23,964	(51,910)	(183,175,000)	$ 5,000	15,751,000	(199,291,000)	360,000	$ 0	$ 1,036	$ 863	$ 6,526,000	$ 10,411,000	$ 36,658,000	$ 112,145,000	$ 32,990,000	$ 22,503,000	$ 26,351,000
Beginning balance (shares) at Dec. 31, 2024						45,512,715				0	10,350,000	8,625,000	24,871,033	27,499,984	101,515,976	113,956,319	32,419,574	20,508,938	22,869,771
Sale of 300,000 Private Placement Units (shares)		300,000
Convertible redeemable preferred stock issue, net, Shares																		39,891,014
Convertible redeemable preferred stock issue, net																		$ 49,225,000
SAFE notes conversion , Values					0
Common stock issued in acquisition , Value					0
Issuance of contingent consideration shares					0
Net income (loss)		$ (31,429,725)			(21,035,000)			(21,035,000)
Stock-based compensation expense					$ 2,660,000		2,660,000
Stock options exercised , Shares					4,181,710	4,181,711
Stock options exercised ,Value					$ 826,000	$ 0	826,000
Other comprehensive loss					295,000				295,000
Ending balance at Sep. 30, 2025		(37,980,469)	0	(37,981,535)	(200,429,000)	$ 5,000	19,237,000	(220,326,000)	655,000	$ 30	$ 1,036		$ 6,526,000	$ 10,411,000	$ 36,658,000	$ 112,145,000	$ 32,990,000	$ 71,728,000	$ 26,351,000
Ending balance (shares) at Sep. 30, 2025						49,694,426				300,000	10,350,000		24,871,033	27,499,984	101,515,976	113,956,319	32,419,574	60,399,952	22,869,771
Beginning balance at Mar. 31, 2025		(45,110)	23,964	(70,110)						$ 0	$ 1,036
Beginning balance (shares) at Mar. 31, 2025										0	10,350,000
Beginning balance at Mar. 31, 2025		(45,110)	23,964	(70,110)						$ 0	$ 1,036
Beginning balance (shares) at Mar. 31, 2025										0	10,350,000
Accretion for Class A Ordinary Shares to redemption amount		(8,927,505)	(6,821,553)	(2,105,952)
Sale of 300,000 Private Placement Units		3,000,000	2,999,970	0						$ 30	$ 0
Sale of 300,000 Private Placement Units (shares)										300,000	0
Fair Value of Public Warrants at issuance		3,177,450	3,177,450	0
Allocated value of transaction costs to Class A Ordinary Shares		(47,303)	(47,303)	0
Fair value of Founder Share transfer or contributed		667,472	667,472	0
Net income (loss)		1,973,286		1,973,286
Ending balance at Jun. 30, 2025		(201,710)	0	(202,776)						$ 30	$ 1,036
Ending balance (shares) at Jun. 30, 2025										300,000	10,350,000
Accretion for Class A Ordinary Shares to redemption amount		(4,393,948)	0	(4,393,948)
Net income (loss)		(33,384,811)		(33,384,811)
Ending balance at Sep. 30, 2025		$ (37,980,469)	$ 0	$ (37,981,535)	$ (200,429,000)	$ 5,000	$ 19,237,000	$ (220,326,000)	$ 655,000	$ 30	$ 1,036		$ 6,526,000	$ 10,411,000	$ 36,658,000	$ 112,145,000	$ 32,990,000	$ 71,728,000	$ 26,351,000
Ending balance (shares) at Sep. 30, 2025						49,694,426				300,000	10,350,000		24,871,033	27,499,984	101,515,976	113,956,319	32,419,574	60,399,952	22,869,771

[1]	Includes an aggregate of up to 1,350,000 Class B Ordinary Shares, $0.0001 par value subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 5). On May 15, 2025, the Company consummated its Initial Public Offering and sold 41.4 million Public Units, which includes the full exercise of the underwriters’ over-allotment option, hence the 1,350,000 Class B Ordinary Shares are no longer subject to forfeiture.
[2]	On February 15, 2024, the Sponsor acquired an aggregate of 7,187,500 Founder Shares for approximately $0.003 per share. In April 2025, the Company effected a share capitalization in the form of a share dividend of approximately 0.2 fully paid Class B Ordinary Shares for each Class B Ordinary Share in issue. In May 2025, the Company issued an additional 1,725,000 Class B Ordinary Shares in a share capitalization, resulting in the Sponsor holding an aggregate of 10,350,000 Founder Shares. All share and per-share data have been retrospectively presented.
[3]	In April 2025 the Company, through a share capitalization, issued the Sponsor an additional 1,437,500 founder shares, for which the Sponsor now holds 8,625,000 founder shares in the aggregate. All share and per share data has been retrospectively presented.
[4]	Includes an aggregate of up to 1,125,000 Class B ordinary shares, $0.0001 par value subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 5).